Fees Summary	Nov. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 198,837,310.00
Previously Paid Amount	0.00
Total Fee Amount	27,459.43
Total Offset Amount	0.00
Net Fee	$ 27,459.43